Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares		Value
Common Stocks – 98.6%
Aerospace & Defense – 3.7%
BAE Systems PLC	17,376	$112,095
Lockheed Martin Corp	13,201	4,474,479
Meggitt PLC	12,534	45,395
Singapore Technologies Engineering Ltd	18,800	41,313
		4,673,282
Airlines – 2.4%
easyJet PLC	132,593	953,992
Japan Airlines Co Ltd	53,600	986,503
Qantas Airways Ltd	543,582	1,065,869
		3,006,364
Auto Components – 0.7%
Autoliv Inc	288	13,251
Bridgestone Corp	3,500	107,721
Sumitomo Electric Industries Ltd	73,800	776,396
Sumitomo Rubber Industries Ltd	1,400	13,215
		910,583
Automobiles – 0.5%
Bayerische Motoren Werke AG	10,731	563,223
Nissan Motor Co Ltd	4,200	13,868
Subaru Corp	600	11,521
		588,612
Banks – 1.7%
Bank Leumi Le-Israel BM	6,208	34,330
Canadian Imperial Bank of Commerce	85	4,953
DBS Group Holdings Ltd	8,400	109,866
Hang Seng Bank Ltd	92,300	1,572,723
Seven Bank Ltd	181,100	468,138
United Overseas Bank Ltd	400	5,480
		2,195,490
Beverages – 0.1%
Coca-Cola Co	2,294	101,510
Biotechnology – 1.3%
AbbVie Inc	15,918	1,212,792
Amgen Inc	1,797	364,306
		1,577,098
Capital Markets – 0.3%
CI Financial Corp	33,558	333,171
Magellan Financial Group Ltd	1,072	28,278
Singapore Exchange Ltd	1,600	10,306
		371,755
Chemicals – 0.1%
Daicel Corp	13,700	100,042
Mitsubishi Gas Chemical Co Inc	4,700	51,060
		151,102
Construction & Engineering – 0.3%
Taisei Corp	13,100	400,527
Containers & Packaging – 0.5%
Amcor PLC	21,673	175,985
Smurfit Kappa Group PLC	18,413	519,060
		695,045
Distributors – 0%
Genuine Parts Co	438	29,491
Diversified Financial Services – 0.4%
Standard Life Aberdeen PLC	165,748	458,431
Diversified Telecommunication Services – 4.0%
AT&T Inc	21,646	630,981
BCE Inc	4,073	167,106
Elisa OYJ	463	28,762
HKT Trust & HKT Ltd	422,000	572,945
Nippon Telegraph & Telephone Corp	22,400	531,631
Proximus SADP	719	16,495
Singapore Telecommunications Ltd	202,500	362,225
Spark New Zealand Ltd	1,004,458	2,447,559
Swisscom AG (REG)	440	237,306
Verizon Communications Inc	844	45,348
		5,040,358
Electric Utilities – 14.4%
Alliant Energy Corp	13,669	660,076

Shares		Value
Common Stocks – (continued)
Electric Utilities – (continued)
American Electric Power Co Inc	9,491	$759,090
CK Infrastructure Holdings Ltd	4,500	23,835
CLP Holdings Ltd	492,000	4,522,437
Duke Energy Corp	24,566	1,986,898
Edison International	17,142	939,210
EDP - Energias de Portugal SA	9,114	36,612
Endesa SA	12,775	273,427
Eversource Energy	8,534	667,444
Fortis Inc/Canada	932	35,946
Iberdrola SA	475	4,689
OGE Energy Corp	13,434	412,827
Pinnacle West Capital Corp	1,672	126,721
Power Assets Holdings Ltd	577,500	3,440,576
PPL Corp	53,183	1,312,556
Red Electrica Corp SA	8,192	147,471
SSE PLC	45,202	729,345
Terna Rete Elettrica Nazionale SpA	15,391	97,506
Xcel Energy Inc	30,216	1,822,025
		17,998,691
Electrical Equipment – 0%
Schneider Electric SE	253	21,777
Food & Staples Retailing – 0.3%
Koninklijke Ahold Delhaize NV	16,314	381,696
Food Products – 2.8%
Archer-Daniels-Midland Co	796	28,003
Campbell Soup Co	10,436	481,726
General Mills Inc	4,039	213,138
JM Smucker Co	295	32,745
Kellogg Co	4,328	259,637
Mowi ASA	30,825	470,591
Orkla ASA	113,943	976,605
WH Group Ltd (144A)	1,123,000	1,042,895
		3,505,340
Gas Utilities – 0.3%
Enagas SA	15,459	307,438
Snam SpA	29,139	134,545
		441,983
Health Care Providers & Services – 0.9%
CVS Health Corp	427	25,334
Sonic Healthcare Ltd	72,301	1,082,442
		1,107,776
Hotels, Restaurants & Leisure – 5.3%
Crown Resorts Ltd	12,268	56,877
Darden Restaurants Inc	31,665	1,724,476
Flight Centre Travel Group Ltd	1,779	10,841
Flutter Entertainment PLC	17,202	1,558,994
GVC Holdings PLC	451,201	3,131,328
Las Vegas Sands Corp	2,917	123,885
		6,606,401
Household Durables – 2.1%
Barratt Developments PLC	9,059	49,361
Iida Group Holdings Co Ltd	79,800	1,105,587
Persimmon PLC	3,427	81,140
Sekisui House Ltd	76,100	1,257,830
Taylor Wimpey PLC	70,186	101,967
		2,595,885
Household Products – 5.8%
Kimberly-Clark Corp	44,014	5,628,070
Procter & Gamble Co	14,569	1,602,590
		7,230,660
Industrial Conglomerates – 0.6%
NWS Holdings Ltd	26,000	26,611
Siemens AG	8,055	693,090
		719,701
Information Technology Services – 0.2%
Paychex Inc	693	43,604
Western Union Co	10,308	186,884
		230,488
Insurance – 3.4%
Admiral Group PLC	12,545	346,074
Assicurazioni Generali SpA	11,277	153,584
Direct Line Insurance Group PLC	7,134	26,097
Gjensidige Forsikring ASA*	1,087	18,630

Shares		Value
Common Stocks – (continued)
Insurance – (continued)
Great-West Lifeco Inc	37,617	$649,896
Hannover Rueck SE	4,399	642,989
iA Financial Corp Inc	31,940	1,004,211
Power Corp of Canada	34,183	549,999
Sampo Oyj	685	20,031
Swiss Life Holding AG	52	17,712
T&D Holdings Inc	67,700	552,809
Tokio Marine Holdings Inc	2,500	114,672
Tryg A/S	3,177	78,395
Zurich Insurance Group AG	338	120,026
		4,295,125
Machinery – 1.0%
GEA Group AG	13,888	285,896
Kone OYJ	1,679	95,271
NGK Insulators Ltd	68,200	894,111
		1,275,278
Marine – 0%
Kuehne + Nagel International AG	161	22,138
Media – 1.6%
ITV PLC	199,535	164,945
Shaw Communications Inc	111,086	1,802,355
		1,967,300
Metals & Mining – 1.3%
Fortescue Metals Group Ltd	226,148	1,380,813
Rio Tinto Ltd	4,597	243,257
Rio Tinto PLC	454	20,835
		1,644,905
Multiline Retail – 1.2%
Kohl's Corp	76,384	1,114,443
Wesfarmers Ltd	18,910	407,076
		1,521,519
Multi-Utilities – 12.7%
Ameren Corp	24,437	1,779,747
CMS Energy Corp	21,593	1,268,589
Consolidated Edison Inc	64,093	4,999,254
DTE Energy Co	24,319	2,309,575
National Grid PLC	29,968	351,156
Public Service Enterprise Group Inc	21,974	986,852
Sempra Energy	9,873	1,115,550
WEC Energy Group Inc	35,828	3,157,522
		15,968,245
Oil, Gas & Consumable Fuels – 2.9%
Galp Energia SGPS SA	7,897	90,137
Valero Energy Corp	77,113	3,497,846
		3,587,983
Paper & Forest Products – 0.2%
UPM-Kymmene Oyj	7,562	208,370
Pharmaceuticals – 6.5%
AstraZeneca PLC	5,738	512,442
Bristol-Myers Squibb Co	63,444	3,536,369
GlaxoSmithKline PLC	31,942	599,005
Merck & Co Inc	12,591	968,752
Novartis AG	455	37,619
Orion Oyj*	16,629	681,957
Pfizer Inc	16,512	538,952
Roche Holding AG	1,989	646,921
Sanofi	7,327	644,898
		8,166,915
Professional Services – 0.9%
Adecco Group AG	1,682	66,392
Randstad NV	28,636	1,011,478
SGS SA	28	64,977
		1,142,847
Real Estate Management & Development – 4.3%
Aroundtown SA	203,697	1,020,536
Daito Trust Construction Co Ltd	23,700	2,210,818
Swire Properties Ltd	84,600	237,365
Swiss Prime Site AG (REG)	19,302	1,895,514
		5,364,233
Semiconductor & Semiconductor Equipment – 0.1%
ASM Pacific Technology Ltd	4,800	44,787
Tokyo Electron Ltd	800	150,452
		195,239

Shares		Value
Common Stocks – (continued)
Specialty Retail – 0.2%
Industria de Diseno Textil SA	8,674	$225,130
Technology Hardware, Storage & Peripherals – 0.6%
Canon Inc	32,600	712,097
Textiles, Apparel & Luxury Goods – 0.9%
Yue Yuen Industrial Holdings Ltd	750,000	1,142,238
Tobacco – 1.7%
Altria Group Inc	35,200	1,361,184
Imperial Brands PLC	14,161	262,425
Japan Tobacco Inc	25,100	464,677
Philip Morris International Inc	1,079	78,724
		2,167,010
Trading Companies & Distributors – 4.0%
ITOCHU Corp	243,100	5,044,563
Transportation Infrastructure – 0.9%
SATS Ltd	499,200	1,111,339
Wireless Telecommunication Services – 5.5%
KDDI Corp	36,200	1,070,152
NTT DOCOMO Inc	136,200	4,282,067
Rogers Communications Inc	35,812	1,494,987
		6,847,206
Total Common Stocks (cost $141,538,709)		123,649,726
Investment Companies – 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $977,000)	976,805	977,000
Total Investments (total cost $142,515,709) – 99.4%		124,626,726
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		721,340
Net Assets – 100%		$125,348,066

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$53,599,456	43.0%
Japan	21,320,457	17.1
Hong Kong	12,626,412	10.1
United Kingdom	8,122,018	6.5
Canada	6,042,624	4.9
Australia	4,275,453	3.4
Germany	3,205,734	2.6
Switzerland	3,108,605	2.5
New Zealand	2,447,559	2.0
Ireland	2,078,054	1.7
Singapore	1,640,529	1.3
Norway	1,465,826	1.2
Netherlands	1,393,174	1.1
Finland	1,034,391	0.8
Spain	958,155	0.8
France	666,675	0.5
Italy	385,635	0.3
Portugal	126,749	0.1
Denmark	78,395	0.1
Israel	34,330	0.0
Belgium	16,495	0.0

Total	$124,626,726	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$33,581	$(804)	$285	$977,000
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	2,746∆	-	-	-
Total Affiliated Investments - 0.8%	$36,327	$(804)	$285	$977,000

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	2,849,715	36,235,808	(38,108,004)	977,000
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	3,606,190	4,013,018	(7,619,208)	-

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $1,042,895, which represents 0.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets

Investments In Securities:
Common Stocks
Aerospace & Defense	$4,474,479	$198,803	$-
Auto Components	13,251	897,332	-
Banks	4,953	2,190,537	-
Beverages	101,510	-	-
Biotechnology	1,577,098	-	-
Capital Markets	333,171	38,584	-
Containers & Packaging	175,985	519,060	-
Distributors	29,491	-	-
Diversified Telecommunication Services	3,290,994	1,749,364	-
Electric Utilities	8,722,793	9,275,898	-
Food Products	1,015,249	2,490,091	-
Health Care Providers & Services	25,334	1,082,442	-
Hotels, Restaurants & Leisure	1,859,202	4,747,199	-
Household Products	7,230,660	-	-
Information Technology Services	230,488	-	-
Insurance	2,204,106	2,091,019	-
Media	1,802,355	164,945	-
Multiline Retail	1,114,443	407,076	-
Multi-Utilities	15,617,089	351,156	-
Oil, Gas & Consumable Fuels	3,497,846	90,137	-
Pharmaceuticals	5,044,073	3,122,842	-
Tobacco	1,439,908	727,102	-
Wireless Telecommunication Services	1,494,987	5,352,219	-
All Other	-	26,854,455	-
Investment Companies	-	977,000	-
Total Assets	$61,299,465	$63,327,261	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.